SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Summary of Employee Share Option Activity Under Twenty Ten Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2019	1,479,214	0.51	2.2
Exercised	(33,869)	0.55
Outstanding, December 31, 2019	1,445,345	0.51	1.3	1,005
Vested and expected to vest at December 31, 2019	1,445,345	0.51	1.3	1,005
Exercisable as of December 31, 2019	1,445,345	0.51	1.3	1,005

Restricted Stock Units Activity

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2019	3,218,452	6.66	9
Granted	544,120	7.67
Vested	(856,051)	7.22
Forfeited	(210,392)	6.52
Unvested, December 31, 2019	2,696,129	6.83	7.8	19,547

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total share-based compensation expenses relating to share options and RSUs granted to employees recognized for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	(277)	2,668	1,884	271
Sales and marketing expenses	(681)	2,139	354	51
General and administrative expenses	47,945	53,346	40,501	5,817
Research and development expenses	142	1,385	1,177	169
	47,129	59,538	43,916	6,308